Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2013
Direct Financing and Sales-type Leases
(7)	Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 120,338 and 97,780 containers under direct financing and sales-type leases as of December 31, 2013 and 2012, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2013 and 2012 were as follows:

	2013	2012
Future minimum lease payments receivable	$326,273	$252,616
Residual value of containers	9,055	9,110
Less unearned income	(53,207)	(44,839)

Net investment in direct financing and sales-type leases	$282,121	$216,887

Amounts due within one year	$64,811	$43,253
Amounts due beyond one year	217,310	173,634

Net investment in direct financing and sales-type leases	$282,121	$216,887

The carrying value of TW’s net investment in direct financing and sales-type leases was $104,803 and $102,836 at December 31, 2013 and 2012, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2013, the aging would be as follows:

1-30 days past due	$15,539
31-60 days past due	15,230
61-90 days past due	19,228
Greater than 90 days past due	5,926

Total past due	55,923
Current	270,350

Total future minumum lease payments	$326,273

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. Management does not set an internal credit score or obtain an external credit score as part of estimating the allowance. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2013 and 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	519
Write-offs	(68)

Balance as of December 31, 2012	$451
Additions charged to expense	187
Write-offs	(25)

Balance as of December 31, 2013	$613

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2013:

Year ending December 31:
2014	$84,918
2015	78,346
2016	66,993
2017	66,506
2018 and thereafter	29,510

Total future minimum lease payments receivable	$326,273

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $21,438, $11,040 and $8,553 during 2013, 2012 and 2011 respectively.